Schedule of fair value of liabilities classification (Details) - EUR (€)	Jun. 30, 2025	Dec. 31, 2024
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Convertible Debt, Noncurrent	€ 7,555,000
Fair Value, Inputs, Level 1 [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Convertible Debt, Noncurrent
Fair Value, Inputs, Level 2 [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Convertible Debt, Noncurrent
Fair Value, Inputs, Level 3 [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Convertible Debt, Noncurrent	7,555,000
Mandatory Convertible Bond [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Convertible Debt, Noncurrent	7,555,000
Mandatory Convertible Bond [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Convertible Debt, Noncurrent
Mandatory Convertible Bond [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Convertible Debt, Noncurrent
Mandatory Convertible Bond [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Convertible Debt, Noncurrent	€ 7,555,000